Supplemental Information on Oil And Gas Producing Activities (Unaudited) - Summary of Capitalized Costs, Along with the related Accumulated Depreciation and Allowances (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Argentina [member]
Disclosure of information about consolidated entities [line items]
Mineral property, wells and related equipment	$ 27,395	$ 28,164	$ 53,052
Support equipment and facilities	1,812	2,138	2,257
Drilling and work in progress	3,249	3,916	3,774
Unproved oil and gas properties	674	186	264
Total capitalized costs	33,130	34,404	59,347
Accumulated depreciation and valuation allowances	(22,047)	(23,602)	(48,382)
Net capitalized costs	11,083	10,802	10,965
Worldwide [member]
Disclosure of information about consolidated entities [line items]
Mineral property, wells and related equipment	27,395	28,164	53,052
Support equipment and facilities	1,812	2,138	2,257
Drilling and work in progress	3,249	3,916	3,774
Unproved oil and gas properties	674	186	264
Total capitalized costs	33,130	34,404	59,347
Accumulated depreciation and valuation allowances	(22,047)	(23,602)	(48,382)
Net capitalized costs	$ 11,083	$ 10,802	$ 10,965